Trading properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Trading properties (Details)
Non-current	$ 3,041	$ 2,696
Current	193	187
Total	$ 3,234	$ 2,883